Commitments and Contingencies	9 Months Ended
Sep. 30, 2026
Commitments and Contingencies.
Commitments and Contingencies

9.   Commitments and Contingencies

As of September 30, 2026, the Company had under construction six Handysize tankers with a total contracted amount of $276.2 million. As of September 30, 2026 the Company has paid an amount of $18.4 million as part of the installments of the contracts of the vessels, leaving an outstanding amount of approximately $257.8 million, $41.5 million of which is due in the 12-month period ending September 30, 2027, $41.3 million of which is due in the 12-month period ending September 30, 2028, $128.7 million of which is due in the 12-month period ending September 30, 2029 and $46.3 million of which is due in the 12-month period ending September 30, 2030.

From time to time, the Company may be subject to legal proceedings and claims in the ordinary course of its business. Such claims, even if lacking merit, could result in the expenditure of significant financial and managerial resources. The Company is not aware of any such legal proceedings or claims that it believes will have, individually or in the aggregate, a material effect on the Company, its financial condition, results of operations, or cash flows.